Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
Note 25. Subsequent Events

a) On March 22, 2026, the Company announced that one of its subsidiaries in Brazil has entered into an agreement to acquire approximately 73% of Desktop, S.A.’s capital stock. Completion of the transaction is subject to certain customary closing conditions, including approvals by the Administrative Council for Economic Defense (CADE) and by the National Telecommunications Agency (ANATEL).

b) On April 23, 2026, the Company’s annual shareholders meeting authorized (i) an amount of Ps. 10 billion to repurchase the Company’s own shares and (ii) the payment of a Ps. 0.54 (fifty four peso cents) ordinary dividend per share to be paid in two installments of Ps.0.27 (twenty seven peso cents), each. The Company’s shareholders also agreed to the cancellation of the “B” shares acquired as part of the Company’s repurchase program, held in the Company’s treasury, and to modify the sixth article of the Company’s bylaws to reduce share capital proportionally to the cancellation of the shares.